Statements of Stockholders Equity (Deficit) - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at May. 23, 2014	0
Beginning balance, value at May. 23, 2014	$ 0	$ 488	$ 0	$ 488
Issuance of founders shares	48,500,000
Issuance of founders shares value	$ 48	(48)
Cancellation of founders shares related to reverse capitalization, shares	(48,500,000)
Cancellation of founders shares related to reverse capitalization, value	$ (48)	47		(1)
Reverse capitalization, shares	757,689,386
Reverse capitalization, value	$ 757,689	(488)	(820,022)	(62,821)
Common stock issued for debt settlement, shares	375,733
Common stock issued for debt settlement, value	$ 376	$ 123,088		$ 123,464
Stock based compensation, shares		22,800,000		22,800,000
Related party debt forgiveness				$ 0
Common stock issued for settlement of related party accounts payable, value				0
Common stock issued in lieu of interest, value				0
Net loss			(25,097,268)	(25,097,268)
Ending balance, shares at Dec. 31, 2014	758,065,119
Ending balance, value at Dec. 31, 2014	$ 758,065	$ 22,923,087	(25,917,290)	(2,236,138)
Settlement agreement with former officers and directors, shares	(709,121,205)
Settlement agreement with former officers and directors, value	$ (709,121)	162,000	820,022	272,901
Stock based compensation, shares	162,367,500
Stock based compensation, value	$ 162,368	77,261,273		77,423,641
Stock issued for services, shares	5,736,797
Stock issued for services, value	$ 5,737	1,412,235		1,417,972
Common stock issued for cash, shares	4,073,928
Common stock issued for cash, value	$ 4,074	436,776		440,850
Common stock issued for employment agreement termination, shares	5,000,000
Common stock issued for employment agreement termination, value	$ 5,000	1,895,000		1,900,000
Related party debt forgiveness		388,988		388,988
Common stock issued for settlement of related party accounts payable, shares	7,500,000
Common stock issued for settlement of related party accounts payable, value	$ 7,500	332,663		340,163
Common stock issued in lieu of interest, shares	721,058
Common stock issued in lieu of interest, value	$ 721	111,246		111,967
Reclassification of options and warrants to liability		(493,161)		(493,161)
Net loss			(83,170,163)	(83,170,163)
Ending balance, shares at Dec. 31, 2015	234,343,197
Ending balance, value at Dec. 31, 2015	$ 234,344	$ 104,430,107	$ (108,267,431)	$ (3,602,980)